Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations

Note 13 – Business Combinations

As stated in Note 1, we consummated the merger of CMS on March 31, 2020 which was accounted for as a reverse merger.

The value of our merger was approximately $9.2 million based on the valuation of the CMS equity on the date of consummation.

The following summarizes our allocation of the purchase price for the acquisition:

Cash and cash equivalents	$72,442
Accounts receivable	311,586
Inventory	21,415
Property and equipment	38,110
Goodwill	9,448,832
Accounts payable, accrued expenses and other liabilities	719,221
Purchase price	$9,173,164

During 2020, the goodwill associated with the CMS merger was impaired. See Note 16.

SBG-Copa Acquisition:

As stated in Note 1, we consummated the acquisition of Copa di Vino Company on December 24, 2020. The purchase price consideration was comprised of $1.5 million in debt, $0.5 million in cash and $2.0 million in contingent shares, for total consideration of approximately $6.0 million.

The following summarizes our allocation of the purchase price for the acquisition:

Purchase Accounting
Accounts receivable, net	88,131
Other current assets	11,236
Inventory	273,951
Property and equipment, net	663,273
License agreement, net	222,095
Goodwill	5,672,823
Total identifiable assets	6,931,509

Accounts payable and accrued expenses	882,279
Note payable	69,212
Equity	5,980,000
Total liabilities and equity	6,931,509

Note 13 – Business Combinations

CMS-SGB Merger:

As stated in Note 1, we consummated the merger of SBG on March 31, 2020 which was accounted for as a reverse merger.

The value of our merger was approximately $9.2 million based on the valuation of the SBG equity on the date of consummation.

The following summarizes our allocation of the purchase price for the acquisition:

Cash and cash equivalents	$72,442
Accounts receivable	$311,586
Inventory	$21,415
Property and equipment	$38,110
Goodwill	$9,448,832
Accounts payable, accrued expenses and other liabilities	$719,221
Purchase price	$9,173,164

During 2020, the goodwill associated with the CMS merger was impaired. See Note 17.

SBG-Copa Acquisition:

As stated in Note 1, we consummated the acquisition of Copa di Vino Company on December 24, 2020. The purchase price consideration was comprised of $1.5 million in debt, $0.5 million in cash and $2.0 million in contingent shares, for total consideration of approximately $6.0 million.

The following summarizes our allocation of the purchase price for the acquisition:

Purchase Accounting
Accounts receivable, net	88,131
Other current assets	11,236
Inventory	273,951
Property and equipment, net	663,273
License agreement, net	222,095
Goodwill	5,672,823
Total identifiable assets	6,931,509

Accounts payable and accrued expenses	882,279
Note payable	69,212
Equity	5,980,000
Total liabilities and equity	6,931,509